Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Central Index Key	0001553195
Amendment Flag	false
Document Creation Date	Jul. 31, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017
AMERICAN FUNDS CORPORATE BOND FUND® | Class A
Prospectus:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-F-1
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-1
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-2
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-3
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-4
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-5
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-6
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class B
Prospectus:
Trading Symbol	BFCBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class C
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-1
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-2
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-A
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-B
Prospectus:
Trading Symbol	COBBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-C
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-E
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-2E
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-5E
Prospectus:
Trading Symbol	RCBHX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-3
Prospectus:
Trading Symbol	CFBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-T
Prospectus:
Trading Symbol	TABBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class T
Prospectus:
Trading Symbol	TFBBX